Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

September 1, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Transamerica Funds (the “Trust”)
(1933 Act File No.: 033-02659) (1940 Act File No.: 811-04556)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 111 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing. No fees are required in connection with this filing.

The Amendment is being filed for the purpose of adding one new series to the Trust designated as Transamerica WMC Quality Value. Transamerica WMC Quality Value will offer the following share classes: Class A, Class C, Class I and Class I2 shares.

Please direct any comments or questions on this filing to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan

Timothy J. Bresnahan

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